SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17        -      SHAREHOLDERS' EQUITY

A.	Description of Ordinary Shares

As of December 31, 2011 and 2010 , Tower had 1.1 billion authorized ordinary shares, par value NIS 1.00 each, of which approximately 318 and 266 million, respectively, were issued and outstanding (net of 1.3 million ordinary shares held by Tower as of such dates). As of December 31, 2011, there were additional ordinary shares of Tower contingently issuable under various agreements according to their provisions, as detailed below: (i) the possible exercise of outstanding warrants, see Notes 13G and G below; (ii)  the possible exercise of options granted to employees of the Company and non-employees, see B below; (iii) the possible conversion of outstanding convertible debentures, see Note 13; (iv) the possible exercise of equity equivalent capital notes, see C below; and (v) the possible exercise of Israeli Banks warrants, see B(5) below. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Option Plans

(1)	Employee, Chairman of the Board of Directors, Chief Executive Officer and Director Share Options

(a)	General

The Company has granted to its employees and directors options to purchase ordinary shares under several option plans adopted by the Company since 1995. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, the options are granted at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant, vest over up to four-year period according to various vesting schedules, and are not exercisable beyond ten years from the grant date.

(b)	Share Incentive Plan for the Chairman of Board

In June 2009, the Audit Committee and the Board approved a grant of options to the Chairman of the Board to purchase 11.5 million Tower ordinary shares, which was further approved by Tower's shareholders in November 2009. The exercise price is $0.29 (but not lower than the nominal value of Tower's ordinary shares), which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. The options vest over three years as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options are exercisable for a period of seven years from the date of grant. The compensation cost of the options granted was determined based on the fair value at the date of grant and amounted to $9,711. Such amount is expensed over the vesting periods of the options.

(c)	Share Incentive Plan for the Company's Employees and CEO

In November 2008, the Audit Committee and Board approved Tower's 2009 Employee Share Incentive Plan (the "Plan") to grant options and/or restricted share units to the Company's employees (including its CEO), which plan was approved by Tower's shareholders in April 2009. Up to approximately 28.3 million options are reserved for grant to the Company's employees (excluding its CEO), and approximately 28.3 million additional options under the Plan were reserved for grant to the CEO. However, the amount of available options for grant at any time will be reduced by the aggregate number of outstanding options under all employee option plans and under all CEO share option plans.

In June 2009, the Board approved a grant to the CEO under the Plan to purchase up to 8.5 million ordinary shares. These options are exercisable at an exercise price of $0.29 (but not lower than the nominal value of Tower's ordinary shares), which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

In July 2011, the Board approved a grant to the CEO under the Plan to purchase up to 3.9 million ordinary shares. These options are exercisable at an exercise price of $1.15, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. Other terms of the options are identical to the terms of the June 2009 CEO grant described above.

As of the balance sheet date, a total of 27.3 million options were outstanding to the CEO under the CEO share option plans. The compensation cost of the total options granted to the CEO was determined based on the fair value on the respective grant dates and amounted to $15,212. Such amount is expensed over the vesting periods of the options. As of the balance sheet date, approximately 1 million options are available for future grants of options to the CEO.

In June 2009, the Board approved a grant to the employees of the Company under the Plan to purchase up to 9 million ordinary shares. These options are exercisable at an exercise price of $0.29 (but not lower than the nominal value of Tower's ordinary shares), which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options will vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

In February 2011, the Board approved a grant to the employees of the Company under the Plan to purchase up to 6.9 million ordinary shares. These options are exercisable at an exercise price of $1.42, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. Other terms of the options are identical to the terms of the June 2009 employees grant described above.

As of the balance sheet date, approximately 2.1 million options are available for future grants of options to Company employees.

(d)	Options Granted to Directors

During 2001, the Audit Committee, the Board and the shareholders approved a stock option plan pursuant to which certain of Tower's directors will be granted options to purchase up to 400,000 Tower ordinary shares (40,000 to each eligible director appointed to the Board of Directors) at an exercise price equal to the closing market price of Tower's ordinary shares immediately prior to the date of grant. As of December 31, 2011, 110,000 options were outstanding under said plan with a weighted average exercise price of $1.24.

Options granted under said plan vest over a four-year period according to various vesting schedules, and generally may not be exercised beyond five years from the date they first become exercisable. So long as the Independent Directors' Option Plan  described below remains in effect, no new Independent Director, (as defined in (e) below) appointed after January 2007 will be entitled to receive options under the 2001 director options plan.

Further to the one-time grant of 75,000 options that were approved to be granted to the Company's Independent Directors as detailed in (e) below, the Audit Committee and Board approved a one-time grant of 75,000 options to each of the following directors, Nir Gilad and Yoav Doppelt, the grant is further subject to the approval of the shareholders.

These options shall vest over 3 years on a monthly basis following the date of approval by the shareholders.  The exercise price per option shall be $1.04 per share which was the closing price of the Company's Ordinary Shares on NASDAQ on the trading day immediately prior to the date the options grant was approved by the Board.

(e)	Independent Directors' Option Plan

In January 2007, our shareholders approved, following approval by the Audit Committee and Board, the grant to each independent director of the Company who is not affiliated with our major shareholders and is not an employees of the Company ("Independent director") initial options to purchase Tower's ordinary shares that equal 150,000 less the number of unvested options to purchase Tower's ordinary shares held by such Independent Director as of the date of shareholders' approval. The initial options vest over 3 years: one third will vest on the first anniversary of the grant date, and thereafter, the remaining two thirds pro-rata on a monthly basis over the remaining two years until fully vested. Each new Independent Director appointed  will be granted 150,000 options to purchase Tower's ordinary shares with the same vesting terms as the initial grants, at an exercise price equal to the closing price of Tower's ordinary shares on NASDAQ on the trading day immediately prior to the relevant date of appointment.

Upon each third anniversary of a previous grant of options to an Independent Director, each such Independent Director shall be granted an additional 150,000 options to purchase Tower's ordinary shares, which will vest over 3 years on a monthly basis until fully vested. The exercise price of each such option shall be the closing price of Tower's ordinary shares on the NASDAQ on the trading day immediately prior to the relevant grant date. Subject to certain conditions, the options that have vested shall be exercisable by an Independent Director for a period of ten years following the date on which the relevant options as the case may be, first vested.

In August 2011, the Company's shareholders approved a one-time grant each Independent Directors of 75,000 options, after the same was approved by the Audit Committee and Board of Directors. Said options vest over 3 years on a monthly basis until fully vested. The exercise price per option is $0.80 per share, which is the closing price of the Company's ordinary shares on the NASDAQ on the trading day immediately prior to the date of shareholders' approval.

As of December 31, 2011, 1.56 million options were outstanding under the Independent Directors' plan with a weighted average exercise price of $0.75.

The compensation cost of the total options outstanding to the directors and to Independent Directors under the plans described in (d) and (e) above (excluding options not yet granted pending shareholders' approval) was determined based on the fair value on the respective grant dates and amounted to $662. Such amount is expensed over the vesting periods of the options.

A summary of the status of all employee and director share option plans as of December 31, 2011, 2010 and 2009, as well as changes during each of the years then ended, is presented below (for options granted to the Israeli Banks, see B(5) below).

(2)	Summary of the Status of all the Company's Employee and Director Share Options

	2011		2010		2009
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	59,197,265	$0.99	61,524,549	$0.99	35,118,153	$1.62
Granted	11,815,754	1.29	1,014,000	1.41	29,292,482	0.29
Exercised	(1,318,293)	0.38	(1,426,178)	0.79	(24,725)	0.85
Terminated	(221,061)	11.26	(14,700)	21.72	--	--
Forfeited	(2,216,739)	1.61	(1,900,406)	1.15	(2,861,361)	1.59
Outstanding as of end of year	67,256,926	1.00	59,197,265	0.99	61,524,549	0.99
Options exercisable as of end of year	40,184,186	$1.15	28,002,921	$1.66	22,815,612	$1.74

(3)	Summary of Information about Employee Share Options Outstanding

The following table summarizes information about employee share options outstanding as of December 31, 2011:

Outstanding as of December 31, 2011				Exercisable as of December 31, 2011
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$ 0.18-$ 0.29	26,951,482	4.74	$0.29	13,083,088	$0.29
0.32-0.69	1,054,479	6.73	0.55	1,012,479	0.55
0.71-0.87	1,251,642	8.25	0.82	474,132	0.86
1.06	2,202,075	6.10	1.06	1,580,975	1.06
1.15-1.44	12,266,963	6.09	1.32	1,237,727	1.34
1.45	7,049,948	4.41	1.45	6,875,948	1.45
1.50-1.59	9,152,941	4.20	1.54	8,757,441	1.54
1.6-1.78	2,378,453	5.12	1.72	2,213,453	1.73
1.8-1.83	1,286,495	5.26	1.81	1,286,495	1.81
1.88-1.96	1,347,084	4.64	1.88	1,347,084	1.88
2.02-2.28	1,765,950	4.52	2.12	1,765,950	2.12
$3.25-$6.00	549,414	4.11	$4.06	549,414	$4.06
	67,256,926			40,184,186

	Year Ended December 31,
	2011	2010	2009
The intrinsic value of options exercised	$845	$1,103	$11
The fair value of options exercised	$512	$433	$8

The table below summarizes key information for the option plans as of December 31, 2011:

	Number of Shares Reserved for Grant	Number of Shares Outstanding	Number of Shares Available for Grant
Company Employees and CEO plans	55,499,262	52,392,842	3,106,420
Jazz Employees pre merger plan	1,699,084	1,699,084	--
Independent Directors' plan	2,000,000	1,555,000	445,000
Directors plan	350,000	110,000	240,000
Chairman plan	11,500,000	11,500,000	--
Total	71,048,346	67,256,926	3,791,420

Stock-based compensation expense was recognized in the following line items in the statement of operations as follows:

	Year Ended December 31,
	2011	2010	2009
Component of income (loss) before provision for income taxes:
Cost of revenue	$1,120	$731	$545
Research and development, net	850	692	587
Selling, general and administrative	6,137	4,990	1,709
Stock-based compensation expense	$8,107	$6,413	$2,841

(4)	Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2011, 2010 and 2009 to employees and directors amounted to $0.58, $0.73 and $0.52 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2011, 2010 and 2009 (all in weighted averages):

	2011	2010	2009
Risk-free interest rate	0.94%-2.3%	1.14%-3.64%	2.51%-3.83%
Expected life of options	4.75 years	7 years	7 years
Expected annual volatility	49.42%-54.45%	50.97%-68.60%	63%-78.5%
Expected dividend yield	None	None	None

Risk free interest rate - is based on yield curve rates published by the US Department of Treasury.

Expected life of options - is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility - is based on the volatility of the Company's ordinary share prior to the options award for the term identical to expected life.

(5)	Non-Employee Warrants - Israeli Banks Warrants

As of December 31, 2011, 4.6 million warrants to purchase ordinary shares of Tower, at terms described below, were outstanding and exercisable, at a weighted average exercise price of $2.49 per share. All the warrants are exercisable until December 2015.

In August 2009, as part of the terms of the August 2009 amendment to the Facility Agreement, Tower agreed to issue the Israeli Banks new warrants in three annual tranches with an aggregate exercise price for all new warrants issued to each bank  of $1,500, exercisable at a price and for the purchase of a number of shares to be determined based on the future stock price (the first two tranches of which were issued for an exercise price of approximately $0.89 and the last tranche issued for an exercise price of approximately $0.79) totaling to 3.5 million warrants, as of December 31, 2011 1.3 million of such warrants were outstanding. See Note 12B for the accounting treatment of these warrants.

In 2010, as part of the definitive agreements with the Israeli Banks, their warrants were extended to December 2015. The cost of the extension was determined based on the difference in fair value of the warrants prior to and following the extension and amounted to a total of $2,478.

In lieu of paying the exercise price in cash, the Israeli Banks are entitled to exercise their warrants on a "cashless" basis, i.e. by forfeiting part of the warrants in exchange for ordinary shares equal to the aggregate fair market value of the ordinary shares underlying the warrants forfeited less the aggregate exercise price.

C.	Equity-Equivalent Capital Notes

All issued equity equivalent capital notes described in these financial statements have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable. In January 2007, at the request of the Israeli Banks and TIC (the holders of the capital notes) pursuant to their right to request registration, the Company filed a registration statement with the SEC on Form F-3 for the registration of the ordinary shares underlying the capital notes.  The SEC, among other comments, required that the Israeli Banks and TIC be named as underwriters for purposes of this registration statement. The Israeli Banks and TIC did not agree to be named as underwriters and in 2008 asked the Company to withdraw the registration statement. The ordinary shares underlying the capital notes remain unregistered under the US Securities Act of 1933. The equity equivalent capital notes are classified in shareholders' equity. For further information regarding the equity equivalent capital notes, see Note 12B.

D.	Treasury Stock

During 1998, the Board authorized, subject to certain conditions, the purchase of up to 1.4 million of Tower ordinary shares to facilitate the exercise of employee stock options under Tower's share option plans. During 1999 and 1998, the Company funded the purchase by a trustee of 0.1 million and 1.2 million, respectively, of Tower's ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, as amended to date, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full.

F.	Private Placement in Israel - November 2006

As part of a private placement in Israel in 2006, the Company issued to Israeli investors 11.6 million ordinary shares and 5.2 million warrants ("Series 5 Warrants"). Series 5 Warrants were exercisable through December 2010, at an exercise price of NIS 9.48 linked to the CPI. Series 5 Warrants were classified as liabilities due to the exercise price denominated in NIS which is not the Company's functional currency. Series 5 Warrants expired unexercised in December 2010.

G.	Private Placement in the US - March 2007

In March 2007, Tower completed a private placement of ordinary shares and warrants for the purchase of ordinary shares, raising a total of approximately $29,000 in gross proceeds. In the private placement, Tower issued approximately 18.8 million shares and warrants for approximately 9.4 million ordinary shares exercisable until March 2012 at an exercise price of $2.04 ("Series I Warrants"). This exercise price is subject to an adjustment mechanism under certain limited circumstances during a five year period. Under such circumstances, the exercise price was adjusted during 2009 to be $0.74.

Following exercises by several investors, the Series I Warrants outstanding was approximately 3.0 million as of December 31, 2011. Following the adoption of EITF 07-5 as codified in ASC 815-40, on January 1, 2009, Series I Warrants were classified from equity to liabilities. Since Series I Warrants are carried at fair value, the changes in fair value reflect the decreased exercise price. Series I Warrants will continue to be carried at fair value due to potential exercise price adjustments.

H.	Definitive Agreement with Yorkville

In August 2009, Tower entered into a definitive agreement with YA Global Master SPV Ltd. ("Yorkville"), according to which Yorkville committed to invest in Tower, upon Tower's request, up to $25,000 over a period of 24 months by way of a stand-by equity-line, in consideration for ordinary shares of Tower to be issued at a 3% discount on the market price of the ordinary shares as determined in accordance with said agreement. This agreement, was amended a few times (with the last amendment in November 2010) to increase the maximum amount which Yorkville is committed to invest at Tower's request, to a current aggregate of $95,000 and to reduce the discount on market price at which the shares are issued to 2%. During 2011, Yorkville invested in Tower an aggregate total of $20,000 for the issuance of approximately 16 million ordinary shares. As of December 31, 2011  $7,000 remains available for drawdown by Tower.

No warrants or any debt or derivative instruments were issued by Tower under Yorkville agreement.

I.	Investment by Israeli Institutional Investors

In September 2009, Tower raised approximately $21,000 of gross proceeds from certain Israeli institutional investors in consideration for 22 million ordinary shares and approximately 5.3 million warrants Series 6. Warrants Series 6 were exercisable through August 2011, traded on the Tel Aviv Stock Exchange, and classified as shareholders' equity. As of August 2011, 1.8 million Warrants Series 6 were exercised and the remainder expired unexercised.

J.	Universal Registration Statement on Form F-3

In September 2010, Tower filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering the possible offer and sale from time to time of up to $50,000 of securities which Tower may elect to so offer and sell during the three years following the effective date of the registration statement. The registration form was declared effective in September 2010. As of December 31, 2011, $22,000 was available for future utilization.

K.	Securities Issuance Pursuant to the Acquisition of TJP

For ordinary shares issued as part of the Acquisition of TJP, see Note 3.